Organization and Basis of Presentation (Details) $ in Millions	Dec. 31, 2017 USD ($)
Accounting Policies [Abstract]
2018	$ 5.8
2019	5.4
2020	4.6
2021	1.5
2022	0.5
Total	$ 17.8